Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Net revenues:
Product sales and rentals	$ 840,000	$ 2,792,000	$ 6,854,000	$ 15,357,000
Services	1,264,000	1,416,000	5,556,000	5,790,000
License, royalty and other	556,000		1,868,000
Total revenues	2,660,000	4,208,000	14,278,000	21,147,000
Cost of goods sold (excluding amortization of acquired intangible assets)
Product sales and rentals	518,000	856,000	2,247,000	4,349,000
Services	724,000	381,000	2,294,000	1,975,000
License, royalty and other			391,000
Research and development	16,990,000	11,762,000	52,707,000	46,051,000
Selling, general and administrative	7,626,000	9,450,000	31,336,000	41,791,000
Change in fair value of contingent consideration liability	20,656,000	1,725,000	(55,566,000)	68,867,000
Amortization of acquired intangible assets	541,000	1,030,000	3,394,000	4,143,000
Impairment of acquired intangible assets			129,400,000	118,100,000
Total operating expenses	47,055,000	25,204,000	166,203,000	285,276,000
Loss from operations	(44,395,000)	(20,996,000)	(151,925,000)	(264,129,000)
Other income (expense):
Interest income	140,000	112,000	370,000	694,000
Interest expense	(752,000)		(2,354,000)
Loss on the sale of business			(4,434,000)
Expense related to warrant liabilities	(36,505,000)	(13,866,000)	(58,686,000)	(4,226,000)
Other income (expense), net	(27,000)	(103,000)	4,096,000	(333,000)
Total other (expense) income	(37,144,000)	(13,857,000)	(61,008,000)	(3,865,000)
Net loss before income taxes	(81,539,000)	(34,853,000)	(212,933,000)	(267,994,000)
(Provision for) benefit from income taxes		(4,653,000)	(4,700,000)	(56,113,000)
Net income (loss)	$ (81,539,000)	$ (30,200,000)	$ (208,233,000)	$ (211,881,000)
Other income:
Basic and diluted net income per share, Class A common stock subject to possible redemption (in Dollars per share)			$ 0.04	$ 0.10
Per share information:
Net loss per share - basic and diluted (in Dollars per share)	$ (3.40)	$ (1.26)	$ (8.69)	$ (8.88)
Weighted average shares outstanding – basic and diluted (in Shares)	23,990,063	23,952,913	23,963,119	23,872,831
Gx Acquisition Corp [Member]
Cost of goods sold (excluding amortization of acquired intangible assets)
Loss from operations	$ (2,050,121)	$ (241,639)	$ (4,219,960)	$ (1,683,540)
Other income (expense):
Other income (expense), net	40,035,383	6,882,715	(44,848,693)	8,230,540
(Provision for) benefit from income taxes	43,700	(272,639)	(191,644)	(668,230)
Net income (loss)	38,028,962	6,368,437	(49,260,297)	5,878,770
Operating and formation costs	2,050,121	241,639	4,219,960	1,683,540
Other income:
Interest income on marketable securities held in Trust Account	27,883	1,109,075	1,779,071	3,753,411
Change in fair value of warrant liability	40,007,500	5,343,750	(46,630,000)	4,485,000
Unrealized gain (loss) on marketable securities held in Trust Account		429,890	2,236	(7,871)
Income (loss) before benefit from (provision for) income taxes	$ 37,985,262	$ 6,641,076	$ (49,068,653)	$ 6,547,000
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption (in Shares)	20,607,461	25,583,486	25,105,895	25,529,300
Basic and diluted net income per share, Class A common stock subject to possible redemption (in Dollars per share)	$ 0.00	$ 0.04	$ 0.04	$ 0.10
Basic and diluted net loss (income) per share, Non-redeemable common stock (in Dollars per share)	$ 2.48	$ 0.51	$ (4.64)	$ 0.37
Per share information:
Weighted average shares outstanding – basic and diluted (in Shares)	15,330,039	10,354,014	10,831,605	9,090,741